C. EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Computation of basic and diluted net loss per share

The following table presents the calculation of basic and diluted EPS:

	Year ended December 31,
	2013	2012	2011
	(in thousands, except per share data)
Numerator:
Net loss	$(1,406)	$(945)	$(5,328)
Denominator:
Weighted average shares used to compute net loss per share
Basic and diluted	9,965	266	264
Net loss per share
Basic and diluted	$(0.14)	$(3.56)	$(20.21)

Schedule of potentially dilutive securites

The following potentially dilutive securities were excluded from the computation of diluted net loss per share as their effect would have been antidilutive:

	2013	2012	2011
		(in thousands)
Employee stock options	595	419	377
Preferred stock warrants	33	96	122
Restricted stock units	33	–	–
	661	515	499